Quarterly Holdings Report
for
Fidelity® Strategic Dividend & Income® Fund
August 31, 2026
SDI-NPRT3-1026
1.806764.122
Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 6/2/2028 (f)(g)(h) (Cost $1,465,284)	1,468,257	1,358,665

Common Stocks - 53.4%
	Shares	Value ($)
CANADA - 2.1%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	192,566	15,009,852
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard Inc	344,037	20,719,917
Metro Inc/CN	186,283	11,830,607
TOTAL CONSUMER STAPLES		32,550,524
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp (United States)	528	52,145
Canadian Natural Resources Ltd	553,685	27,761,154
Imperial Oil Ltd	275,357	36,187,110
Rockpoint Gas Storage Inc Class A	13,490	250,732
South Bow Corp	3,730	141,078
TOTAL ENERGY		64,392,219
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	2,186	202,620
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	6,700	1,360,837
Almonty Industries Inc (d)	355,500	6,327,900
TOTAL MATERIALS		7,688,737
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp (c)	102,400	1,239,040
TOTAL CANADA		121,082,992
FINLAND - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Wartsila OYJ Abp	3,889	125,987
FRANCE - 0.3%
Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	118,900	8,866,848
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA	336,390	7,317,823
TOTAL FRANCE		16,184,671
GERMANY - 0.5%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	55,656	9,748,000
Industrials - 0.3%
Electrical Equipment - 0.0%
Siemens Energy AG	528	86,966
Industrial Conglomerates - 0.3%
Siemens AG	52,652	17,454,587
TOTAL INDUSTRIALS		17,541,553
Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	10,731	221,590
TOTAL GERMANY		27,511,143
ITALY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	62,626	8,753,665
JAPAN - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Hitachi Ltd	292,074	9,915,554
KOREA (SOUTH) - 0.9%
Information Technology - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	287,815	54,730,087
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	2,928	290,750
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	117,532	26,402,388
SPAIN - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola SA	39,767	925,848
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	115,795	48,091,979
UNITED KINGDOM - 1.8%
Consumer Staples - 0.4%
Personal Care Products - 0.2%
Unilever PLC	175,632	11,307,098
Tobacco - 0.2%
British American Tobacco PLC	180,376	10,022,375
TOTAL CONSUMER STAPLES		21,329,473
Health Care - 1.2%
Pharmaceuticals - 1.2%
Astrazeneca PLC (United States)	230,842	37,426,414
GSK PLC	1,217,890	30,629,426
TOTAL HEALTH CARE		68,055,840
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	690,777	14,039,468
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC	7,886	259,233
Multi-Utilities - 0.0%
National Grid PLC	28,184	444,630
TOTAL UTILITIES		703,863
TOTAL UNITED KINGDOM		104,128,644
UNITED STATES - 46.1%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T Inc	117,400	3,039,486
Comcast Corp Class A	965,727	25,707,653
Space Exploration Technologies Corp Class A	549	78,886
Verizon Communications Inc	1,016,216	50,831,124
		79,657,149
Entertainment - 0.2%
Walt Disney Co/The	85,657	9,212,410
Interactive Media & Services - 0.0%
Alphabet Inc Class A	3,900	1,323,465
Meta Platforms Inc Class A	3,200	1,831,488
		3,154,953
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	50,590	9,128,460
TOTAL COMMUNICATION SERVICES		101,152,972
Consumer Discretionary - 3.6%
Broadline Retail - 0.0%
Amazon.com Inc (d)	9,200	2,389,884
Diversified Consumer Services - 0.2%
H&R Block Inc	178,412	9,214,980
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp	229,199	60,403,104
Sabre Corp (c)(d)	198,800	431,396
Starbucks Corp	366,290	38,918,313
		99,752,813
Specialty Retail - 1.4%
Burlington Stores Inc (d)	50,610	13,146,454
Dick's Sporting Goods Inc	76,623	10,351,767
GameStop Corp warrants 10/30/2026 (d)	36,400	84,451
Lowe's Cos Inc	194,719	39,858,979
TJX Cos Inc/The	118,689	15,893,644
Wayfair Inc Class A (d)	4,795	476,000
		79,811,295
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry Inc	154,753	19,094,973
TOTAL CONSUMER DISCRETIONARY		210,263,945
Consumer Staples - 6.1%
Beverages - 2.7%
Coca-Cola Co/The	1,410,470	125,066,375
Keurig Dr Pepper Inc	930,724	29,652,867
		154,719,242
Consumer Staples Distribution & Retail - 1.2%
BJ's Wholesale Club Holdings Inc (d)	215,920	19,573,148
Costco Wholesale Corp	2,664	2,514,523
Target Corp	238,805	38,418,948
Walmart Inc	72,053	7,556,198
		68,062,817
Household Products - 2.0%
Clorox Co/The	62,494	6,104,414
Procter & Gamble Co/The	738,291	107,140,790
		113,245,204
Personal Care Products - 0.2%
Kenvue Inc	933,479	17,624,083
TOTAL CONSUMER STAPLES		353,651,346
Energy - 5.2%
Energy Equipment & Services - 0.0%
USA Compression Partners LP	20,010	541,471
WaterBridge Infrastructure LLC Class A	10,750	341,850
		883,321
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp (d)	4,240	163,154
Cheniere Energy Inc	1,653	482,164
Cheniere Energy Partners LP	17,220	1,210,394
Delek Logistics Partners LP	4,500	249,615
DHT Holdings Inc	783,046	15,347,702
DT Midstream Inc	3,730	488,705
Energy Transfer LP	124,446	2,676,833
Enterprise Products Partners LP	25,140	975,935
ExxonMobil Holdings Corp	1,316,206	211,843,356
Genesis Energy LP Class A	53,230	868,714
Hess Midstream LP Class A	50,550	2,032,616
Kinder Morgan Inc	29,610	954,626
Kinetik Holdings Inc Class A	1,890	103,628
MPLX LP	23,516	1,391,442
NGL Energy Partners LP (d)	54,430	1,032,537
Phillips 66	40,762	10,051,094
Plains All American Pipeline LP	73,418	1,883,172
Shell PLC	737,684	33,797,895
Shell PLC rights (d)(e)	737,684	288,139
Sunoco LP	31,629	2,405,069
Targa Resources Corp	3,686	1,082,394
Valero Energy Corp	22,332	8,015,401
Western Midstream Partners LP	38,319	1,843,144
Williams Cos Inc/The	4,065	305,078
		299,492,807
TOTAL ENERGY		300,376,128
Financials - 5.7%
Banks - 2.4%
Bank of America Corp	161,912	10,028,829
JPMorgan Chase & Co	30,842	10,980,369
M&T Bank Corp	103,351	24,177,933
PNC Financial Services Group Inc/The	163,324	39,137,330
US Bancorp	648,267	39,920,282
Wells Fargo & Co	164,378	14,200,615
		138,445,358
Capital Markets - 0.3%
Charles Schwab Corp/The	136,280	14,966,270
Consumer Finance - 0.0%
Capital One Financial Corp	34,832	7,471,812
Financial Services - 0.4%
Apollo Global Management Inc	68,490	9,354,364
Shift4 Payments Inc Class A (d)	26,800	1,133,104
Visa Inc Class A	28,987	10,996,798
		21,484,266
Insurance - 2.6%
American Financial Group Inc/OH	110,391	15,736,237
Chubb Ltd	170,275	57,655,115
Hartford Insurance Group Inc/The	137,162	18,843,316
Marsh & McLennan Cos Inc	125,500	23,819,900
Travelers Companies Inc/The	89,692	32,820,994
		148,875,562
TOTAL FINANCIALS		331,243,268
Health Care - 9.1%
Biotechnology - 2.2%
AbbVie Inc	165,252	42,373,918
Gilead Sciences Inc	582,715	85,274,513
		127,648,431
Health Care Equipment & Supplies - 0.1%
Strive Inc Class A (d)	202,800	4,911,816
Health Care Providers & Services - 1.7%
HCA Healthcare Inc	3,700	1,533,465
UnitedHealth Group Inc	242,835	94,562,377
		96,095,842
Life Sciences Tools & Services - 0.1%
Danaher Corp	37,635	8,037,331
Pharmaceuticals - 5.0%
Eli Lilly & Co	30,354	35,111,382
Johnson & Johnson	399,841	106,297,730
Merck & Co Inc	825,303	121,946,772
Royalty Pharma PLC Class A	377,535	23,184,424
		286,540,308
TOTAL HEALTH CARE		523,233,728
Industrials - 6.0%
Aerospace & Defense - 2.5%
Boeing Co (d)	3,100	644,118
Byrna Technologies Inc (c)(d)	100,361	362,303
GE Aerospace	72,557	24,358,110
General Dynamics Corp	83,472	30,997,327
Huntington Ingalls Industries Inc	37,183	10,827,690
RTX Corp	346,429	71,963,697
		139,153,245
Building Products - 0.8%
Johnson Controls International plc	339,020	46,866,125
Commercial Services & Supplies - 0.0%
Republic Services Inc	3,448	761,732
Waste Connections Inc (United States)	3,727	616,148
		1,377,880
Construction & Engineering - 0.0%
Comfort Systems USA Inc	17	26,276
EMCOR Group Inc	1,700	1,248,718
Ferrovial NV	2,229	130,490
MasTec Inc (d)	36	8,632
Quanta Services Inc	133	80,743
Sterling Infrastructure Inc (d)	19	8,931
		1,503,790
Electrical Equipment - 1.5%
AMETEK Inc	40,559	9,538,260
Bloom Energy Corp Class A (d)	623	128,525
Eaton Corp PLC	91,419	36,739,468
Fluence Energy Inc Class A (d)	1,336	14,442
GE Vernova Inc	42,457	38,148,888
Nextpower Inc (d)	1,739	142,650
		84,712,233
Ground Transportation - 0.0%
CSX Corp	1,872	94,555
Norfolk Southern Corp	504	172,766
		267,321
Machinery - 0.6%
Caterpillar Inc	161	128,393
ITT Inc	183,722	36,797,679
		36,926,072
Professional Services - 0.3%
KBR Inc	131,249	4,921,837
SS&C Technologies Holdings Inc	146,249	12,134,280
		17,056,117
Trading Companies & Distributors - 0.3%
Watsco Inc (c)	51,856	16,066,026
TOTAL INDUSTRIALS		343,928,809
Information Technology - 5.0%
Communications Equipment - 2.3%
Cisco Systems Inc	1,166,001	128,831,450
Electronic Equipment, Instruments & Components - 0.0%
Advanced Energy Industries Inc	2,536	702,117
IT Services - 0.4%
Amdocs Ltd	139,374	8,788,924
DigitalOcean Holdings Inc (d)	7,037	778,926
IBM Corporation	60,585	14,169,014
VeriSign Inc	5,100	1,470,228
		25,207,092
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc (d)	72	33,892
Analog Devices Inc	49,806	18,036,745
Broadcom Inc	42,773	15,840,553
NVIDIA Corp	11,268	2,487,749
Wolfspeed Inc	1	27
		36,398,966
Software - 0.9%
Gen Digital Inc	338,364	10,489,284
Microsoft Corp	77,269	39,197,791
ServiceNow Inc (d)	9,400	1,391,106
		51,078,181
Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc	69,350	21,973,548
Seagate Technology Holdings PLC	5,793	4,798,805
Western Digital Corp	37,422	16,860,482
		43,632,835
TOTAL INFORMATION TECHNOLOGY		285,850,641
Materials - 0.9%
Chemicals - 0.6%
Linde PLC	62,235	30,469,011
Construction Materials - 0.0%
James Hardie Industries PLC (d)	7,770	230,847
Containers & Packaging - 0.3%
Ball Corp	189,491	11,932,249
Smurfit Westrock PLC	153,126	7,181,609
		19,113,858
TOTAL MATERIALS		49,813,716
Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	2,544	600,994
Specialized REITs - 0.2%
American Tower Corp	36,001	6,325,376
Lamar Advertising Co Class A	38,490	5,735,395
Public Storage	18,058	5,543,625
		17,604,396
TOTAL REAL ESTATE		18,205,390
Utilities - 2.5%
Electric Utilities - 1.5%
Alliant Energy Corp	4,408	299,656
American Electric Power Co Inc	4,788	586,195
Constellation Energy Corp	66,041	18,146,086
Entergy Corp	3,990	424,177
Evergy Inc	2,797	226,612
NextEra Energy Inc	186,499	15,356,328
NRG Energy Inc	52,732	5,806,848
PG&E Corp	375,693	4,985,446
Southern Co/The	171,833	15,121,304
Xcel Energy Inc	284,923	21,565,822
		82,518,474
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	83,900	7,410,887
Independent Power and Renewable Electricity Producers - 0.3%
Fervo Energy Co Class A (d)	1,288	19,809
Talen Energy Corp (d)	242	71,574
Vistra Corp	122,454	16,821,506
		16,912,889
Multi-Utilities - 0.6%
Ameren Corp	132,608	14,057,774
CenterPoint Energy Inc	5,707	225,997
Consolidated Edison Inc	1,491	159,567
NiSource Inc	3,662	149,849
Sempra	4,600	375,820
WEC Energy Group Inc	176,276	18,715,223
		33,684,230
Water Utilities - 0.0%
American Water Works Co Inc	5,019	693,776
TOTAL UTILITIES		141,220,256
TOTAL UNITED STATES		2,658,940,199
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (d)	37,700	1,253,992
TOTAL COMMON STOCKS (Cost $1,838,873,227)		3,078,337,899

Convertible Corporate Bonds - 11.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd 1% 12/1/2033 (j)	1,290,000	927,023
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bitfarms Ltd/Ontario 1.375% 1/15/2031 (j)	1,275,000	1,093,313
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc 3.5% 12/15/2029 (j)	614,000	640,402
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc 1.75% 4/15/2031 (j)	5,430,000	5,756,886
Scorpio Tankers Inc 1.75% 4/15/2031 (j)	865,000	917,073

TOTAL MONACO		6,673,959
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Silicon Motion Technology Corp 0% 8/15/2031 (j)(l)	512,000	548,044
UNITED STATES - 11.3%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
AST SpaceMobile Inc 1.625% 2/1/2034 (j)	2,765,000	2,782,973
AST SpaceMobile Inc 2% 1/15/2036 (j)	2,695,000	2,289,403
AST SpaceMobile Inc 2.25% 4/15/2036 (j)	2,390,000	1,902,440
AST SpaceMobile Inc 2.375% 10/15/2032 (j)	660,000	752,729
Bandwidth Inc 0% 7/1/2032 (j)(k)	2,918,000	2,910,705
		10,638,250
Entertainment - 0.4%
Liberty Live Holdings Inc 2.375% 9/30/2053 (j)	2,334,000	4,209,369
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	1,723,000	2,153,750
Live Nation Entertainment Inc 2.875% 1/15/2030	2,625,000	3,035,813
Live Nation Entertainment Inc 2.875% 10/15/2031 (j)	3,012,000	3,243,020
Live Nation Entertainment Inc 3.125% 1/15/2029	2,381,000	4,136,749
Sphere Entertainment Co 3.5% 12/1/2028	426,000	1,650,111
Zynga Inc 0% 12/15/2026 (k)	1,824,000	1,964,266
		20,393,078
Interactive Media & Services - 0.0%
Snap Inc 0.125% 3/1/2028	974,000	902,216
Snap Inc 0.5% 5/1/2030	1,772,000	1,474,304
Trump Media & Technology Group Corp 0% 5/29/2028 (j)(l)	1,867,000	1,801,655
		4,178,175
Media - 0.0%
Cable One Inc 1.125% 3/15/2028	884,000	366,860
Sirius XM Holdings Inc 3.75% 3/15/2028	1,380,000	1,535,940
		1,902,800
TOTAL COMMUNICATION SERVICES		37,112,303
Consumer Discretionary - 0.8%
Automobile Components - 0.0%
LCI Industries 3% 3/1/2030	1,064,000	1,150,184
Patrick Industries Inc 1.75% 12/1/2028	721,000	985,607
		2,135,791
Automobiles - 0.2%
Lucid Group Inc 5% 4/1/2030 (j)	2,552,000	1,017,993
Lucid Group Inc 7% 11/1/2031 (j)	2,800,000	1,326,080
Rivian Automotive Inc 3.625% 10/15/2030	4,555,000	4,801,881
Rivian Automotive Inc 4.625% 3/15/2029	4,573,000	5,230,369
		12,376,323
Broadline Retail - 0.0%
Etsy Inc 1% 6/15/2030	1,558,000	1,874,274
Diversified Consumer Services - 0.0%
Stride Inc 1.125% 9/1/2027	975,000	1,639,950
Hotels, Restaurants & Leisure - 0.4%
Cheesecake Factory Inc/The 2% 3/15/2030	1,442,000	2,363,438
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030	942,000	976,383
DoorDash Inc 0% 5/15/2030 (k)	9,217,000	9,857,582
NCL Corp Ltd 0.75% 9/15/2030 (j)	825,000	720,885
NCL Corp Ltd 0.875% 4/15/2030	2,836,000	2,740,285
NCL Corp Ltd 1.125% 2/15/2027	556,000	537,374
		17,195,947
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028	1,287,000	1,263,190
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029	902,000	1,371,039
Specialty Retail - 0.2%
GameStop Corp 0% 6/15/2032 (l)	9,623,000	9,298,705
RealReal Inc/The 4% 2/15/2031 (i)(j)	418,000	534,204
Wayfair Inc 3.25% 9/15/2027	277,000	441,815
		10,274,724
TOTAL CONSUMER DISCRETIONARY		48,131,238
Consumer Staples - 0.1%
Food Products - 0.0%
Freshpet Inc 3% 4/1/2028	1,038,000	1,276,740
Post Holdings Inc 2.5% 8/15/2027	1,485,000	1,511,730
		2,788,470
Personal Care Products - 0.1%
Herbalife Ltd 4.25% 6/15/2028	698,000	753,561
Oddity Finance LLC 0% 6/15/2030 (j)(l)	3,550,000	2,448,175
		3,201,736
TOTAL CONSUMER STAPLES		5,990,206
Energy - 0.3%
Energy Equipment & Services - 0.1%
Atlas Energy Solutions Inc 0.5% 4/15/2031 (j)	1,107,000	1,261,869
Liberty Energy Inc 0% 3/1/2031 (j)(l)	1,790,000	1,602,945
Liberty Energy Inc 0% 3/1/2032 (j)(l)	1,050,000	883,575
ProPetro Holding Corp 0% 11/15/2031 (j)(l)	420,000	350,448
Solaris Energy Infrastructure Inc 0.25% 10/1/2031	1,678,000	1,981,089
Solaris Energy Infrastructure Inc 4.75% 5/1/2030	337,000	735,165
Transocean International Ltd 4.625% 9/30/2029	570,000	1,023,891
		7,838,982
Oil, Gas & Consumable Fuels - 0.2%
Centrus Energy Corp 0% 8/15/2032 (k)	1,744,000	1,803,820
Centrus Energy Corp 2.25% 11/1/2030	854,000	1,721,237
Crescent Energy Co 2.75% 3/15/2031 (j)	2,180,000	2,517,900
Northern Oil & Gas Inc 3.625% 4/15/2029	3,195,000	3,315,132
Peabody Energy Corp 3.25% 3/1/2028	462,000	749,133
Sable Offshore Corp 6.5% 7/1/2031	680,000	972,468
World Kinect Corp 3.25% 7/1/2028	873,000	1,181,867
		12,261,557
TOTAL ENERGY		20,100,539
Financials - 0.7%
Capital Markets - 0.5%
Coinbase Global Inc 0% 10/1/2029 (k)	3,918,000	3,579,093
Coinbase Global Inc 0.25% 4/1/2030	5,802,000	5,642,445
Galaxy Digital Holdings LP 0.5% 5/1/2031 (j)	3,444,000	2,710,428
Galaxy Digital Holdings LP 2.5% 12/1/2029 (j)	1,250,000	1,688,125
Galaxy Digital Holdings LP 3% 12/15/2026 (j)	1,250,000	1,319,125
Robinhood Markets Inc 0% 10/1/2029 (j)(k)	4,559,000	4,620,393
WisdomTree Inc 3.25% 8/15/2029	513,000	919,296
WisdomTree Inc 4.5% 10/1/2031 (j)	1,260,000	1,711,584
WisdomTree Inc 4.625% 8/15/2030	400,000	577,680
		22,768,169
Consumer Finance - 0.1%
SoFi Technologies Inc 0% 10/15/2026 (j)(k)	758,000	752,664
SoFi Technologies Inc 1.25% 3/15/2029 (j)	1,992,000	3,922,447
Upstart Holdings Inc 0% 2/15/2032 (k)	1,485,000	1,035,045
Upstart Holdings Inc 1% 11/15/2030	1,113,000	858,123
Upstart Holdings Inc 2% 10/1/2029	977,000	986,770
		7,555,049
Financial Services - 0.1%
Affirm Holdings Inc 0.75% 12/15/2029	2,142,000	2,332,103
Euronet Worldwide Inc 0.625% 10/1/2030 (j)	1,114,000	990,068
Global Payments Inc 1.5% 3/1/2031	2,577,000	2,397,899
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (j)	894,000	1,343,235
Repay Holdings Corp 2.875% 7/15/2029 (j)	854,000	770,029
		7,833,334
Insurance - 0.0%
Oscar Health Inc 2.25% 9/1/2030 (j)	880,000	1,306,624
Porch Group Inc 6.75% 10/1/2028 (j)	760,000	788,880
		2,095,504
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc 6.25% 7/1/2029 (j)	940,000	896,289
TOTAL FINANCIALS		41,148,345
Health Care - 1.8%
Biotechnology - 0.8%
Alnylam Pharmaceuticals Inc 0% 9/15/2028 (j)(k)	715,000	656,013
Alnylam Pharmaceuticals Inc 1% 9/15/2027	2,055,000	2,219,400
Arrowhead Pharmaceuticals Inc 0% 1/15/2032 (k)	1,560,000	1,874,808
Bridgebio Pharma Inc 0.75% 2/1/2033 (j)	1,875,000	1,865,437
Bridgebio Pharma Inc 1.75% 3/1/2031	1,304,000	2,220,060
Bridgebio Pharma Inc 2.25% 2/1/2029	1,703,000	1,881,645
Bridgebio Pharma Inc 2.5% 3/15/2027	1,199,000	2,167,792
Celcuity Inc 0.25% 8/1/2032	1,145,000	1,187,251
Celcuity Inc 2.75% 8/1/2031	483,000	956,098
Cogent Biosciences Inc 1.625% 11/15/2031	360,000	412,560
Cytokinetics Inc 1.75% 10/1/2031 (j)	1,647,000	2,165,805
Cytokinetics Inc 3.5% 7/1/2027	328,000	471,090
Halozyme Therapeutics Inc 0% 2/15/2031 (j)(k)	1,463,000	1,938,475
Halozyme Therapeutics Inc 0.25% 3/1/2027	436,000	604,132
Halozyme Therapeutics Inc 0.875% 11/15/2032 (j)	1,469,000	1,983,150
Halozyme Therapeutics Inc 1% 8/15/2028	1,063,000	2,031,925
Ionis Pharmaceuticals Inc 0% 12/1/2030 (j)(l)	1,942,000	1,791,495
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	1,793,000	2,296,161
Mirum Pharmaceuticals Inc 0% 6/1/2032 (j)(k)	1,622,000	1,577,719
Moderna Inc 0% 3/1/2032 (j)(k)	6,999,000	7,160,677
Novavax Inc 5% 12/15/2027	347,000	404,497
PTC Therapeutics Inc 0% 6/15/2031 (j)(k)	420,000	407,316
PTC Therapeutics Inc 1.5% 9/15/2026	650,000	867,750
Revolution Medicines Inc 0.5% 5/1/2033	1,060,000	1,385,288
Sarepta Therapeutics Inc 1.25% 9/15/2027	334,000	318,168
Sarepta Therapeutics Inc 4.875% 9/1/2030 (j)	1,329,000	1,161,214
Travere Therapeutics Inc 0.5% 5/15/2032	390,000	499,863
Travere Therapeutics Inc 2.25% 3/1/2029	351,000	743,804
		43,249,593
Health Care Equipment & Supplies - 0.4%
Alphatec Holdings Inc 0.75% 3/15/2030	906,000	879,998
Dexcom Inc 0.375% 5/15/2028	2,726,000	2,607,419
Enovis Corp 3.875% 10/15/2028	1,112,000	1,090,538
Haemonetics Corp 2.5% 6/1/2029	2,899,000	3,290,365
Integer Holdings Corp 1.875% 3/15/2030	2,080,000	2,103,920
Integer Holdings Corp 2.125% 2/15/2028	356,000	519,938
IRhythm Holdings Inc 1.5% 9/1/2029	1,660,000	1,816,040
Lantheus Holdings Inc 2.625% 12/15/2027	1,340,000	1,743,340
LeMaitre Vascular Inc 2.5% 2/1/2030	472,000	468,459
LivaNova PLC 2.5% 3/15/2029	939,000	1,243,706
Merit Medical Systems Inc 3% 2/1/2029	1,787,000	2,153,335
Omnicell Inc 1% 12/1/2029	540,000	541,350
Tandem Diabetes Care Inc 1.5% 3/15/2029	863,000	902,267
TransMedics Group Inc 1.5% 6/1/2028	1,381,000	1,635,933
		20,996,608
Health Care Providers & Services - 0.2%
Alignment Healthcare Inc 4.25% 11/15/2029	910,000	1,119,118
Brookdale Senior Living Inc 3.5% 10/15/2029	440,000	652,344
Guardant Health Inc 0% 11/15/2027 (l)	1,094,000	1,394,084
Guardant Health Inc 0% 5/15/2033 (j)(l)	939,000	1,426,693
Guardant Health Inc 1.25% 2/15/2031	1,337,000	3,526,739
Hims & Hers Health Inc 0% 5/15/2030 (j)(l)	2,081,000	1,785,706
Hims & Hers Health Inc 0% 6/1/2032 (j)(l)	1,025,000	1,284,530
NeoGenomics Inc 0.75% 7/1/2032 (j)	204,000	296,182
OPKO Health Inc 3.75% 1/15/2029	343,000	501,295
		11,986,691
Health Care Technology - 0.0%
Evolent Health Inc 3.5% 12/1/2029	1,235,000	894,387
Life Sciences Tools & Services - 0.1%
Adaptive Biotechnologies Corp 0% 7/1/2031 (j)(k)	570,000	728,888
Repligen Corp 1% 12/15/2028	1,426,000	1,619,936
Tempus AI Inc 0% 5/15/2032 (j)(k)	742,000	882,238
Tempus AI Inc 0.75% 7/15/2030	1,568,000	1,728,720
		4,959,782
Pharmaceuticals - 0.3%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	881,000	813,692
ANI Pharmaceuticals Inc 2.25% 9/1/2029	558,000	664,187
Collegium Pharmaceutical Inc 2.875% 2/15/2029	617,000	642,791
Indivior Pharmaceuticals Inc 0.625% 3/15/2031 (j)	325,000	347,944
Jazz Investments I Ltd 1.875% 9/15/2032 (j)	1,594,000	1,600,376
Jazz Investments I Ltd 3.125% 9/15/2030	2,516,000	4,390,420
Ligand Pharmaceuticals Inc 0% 9/15/2031 (j)(l)	784,000	827,610
Ligand Pharmaceuticals Inc 0.75% 10/1/2030	929,000	1,460,388
Pacira BioSciences Inc 2.125% 5/15/2029	709,000	706,448
Zoetis Inc 0.25% 6/15/2029 (j)	4,305,000	3,934,770
		15,388,626
TOTAL HEALTH CARE		97,475,687
Industrials - 1.0%
Aerospace & Defense - 0.2%
AeroVironment Inc 0% 7/15/2030 (l)	1,766,000	1,607,943
Astronics Corp 0% 1/15/2031 (j)(k)	494,000	864,599
BWX Technologies Inc 0% 11/1/2030 (j)(k)	2,691,000	2,468,993
Intuitive Machines Inc 2.5% 10/1/2030 (j)	965,000	1,478,259
Spirit AeroSystems Inc 3.25% 11/1/2028	569,000	847,241
Voyager Technologies Inc 0.75% 11/15/2030 (j)	1,070,000	1,422,030
		8,689,065
Commercial Services & Supplies - 0.0%
Pitney Bowes Inc 1.5% 8/15/2030 (j)	635,000	837,628
Tetra Tech Inc 2.25% 8/15/2028	1,097,000	1,235,771
		2,073,399
Construction & Engineering - 0.1%
Fluor Corp 1.125% 8/15/2029	1,303,000	1,762,959
Granite Construction Inc 3.25% 6/15/2030	1,329,000	2,179,560
		3,942,519
Electrical Equipment - 0.4%
Array Technologies Inc 1% 12/1/2028	242,000	217,485
Array Technologies Inc 2.875% 7/1/2031	717,000	660,357
Bloom Energy Corp 0% 11/15/2030 (j)(k)	5,990,000	8,299,145
Enovix Corp 4.75% 9/15/2030 (j)	966,000	623,070
Eos Energy Enterprises Inc 1.75% 12/1/2031 (j)	5,619,000	3,320,829
Fluence Energy Inc 2.25% 6/15/2030	987,000	916,676
Plug Power Inc 6.75% 12/1/2033 (j)	1,078,000	1,258,888
Stem Inc 4.25% 4/1/2030 (j)	405,000	126,077
Sunrun Inc 4% 3/1/2030	1,314,000	1,253,416
		16,675,943
Ground Transportation - 0.2%
Hertz Corp/The 5.5% 10/1/2030 (j)	1,035,000	324,472
Knight-Swift Transportation Holdings Inc 1% 11/15/2031 (j)	4,872,000	5,191,116
Lyft Inc 0% 9/15/2030 (j)(l)	735,000	751,538
Lyft Inc 0.625% 3/1/2029	1,505,000	1,641,052
Uber Technologies Inc 0.875% 12/1/2028	5,141,000	6,272,020
		14,180,198
Machinery - 0.0%
Greenbrier Cos Inc/The 2.875% 4/15/2028	553,000	592,595
JBT Marel Corp 0.375% 9/15/2030 (j)	1,217,000	1,122,074
Wabash National Corp 4% 8/1/2032 (j)	521,000	562,107
		2,276,776
Passenger Airlines - 0.0%
JetBlue Airways Corp 2.5% 9/1/2029	1,238,000	1,176,719
Joby Aviation Inc 0.75% 2/15/2032	1,730,000	1,355,974
		2,532,693
Professional Services - 0.1%
BlackSky Technology Inc 8.25% 8/1/2033 (j)	443,000	523,626
Parsons Corp 2.625% 3/1/2029	1,707,000	1,662,277
Planet Labs PBC 0.5% 10/15/2030 (j)	1,040,000	1,976,000
		4,161,903
Trading Companies & Distributors - 0.0%
Xometry Inc 0.75% 6/15/2030	606,000	1,296,536
TOTAL INDUSTRIALS		55,829,032
Information Technology - 4.7%
Communications Equipment - 0.5%
Applied Optoelectronics Inc 2.75% 1/15/2030	385,000	1,013,705
Ciena Corp 0% 9/15/2031 (j)(k)	8,389,000	7,933,502
Lumentum Holdings Inc 0.375% 3/15/2032 (j)	3,270,000	16,143,663
Viavi Solutions Inc 0.625% 3/1/2031 (j)	542,000	1,491,855
		26,582,725
Electronic Equipment, Instruments & Components - 0.2%
Advanced Energy Industries Inc 0% 5/15/2031 (j)(l)	2,580,000	2,469,060
Avnet Inc 1.75% 9/1/2030 (j)	1,355,000	1,900,388
Itron Inc 0% 3/15/2032 (j)(l)	1,851,000	1,845,447
Itron Inc 1.375% 7/15/2030	1,597,000	1,657,686
Mirion Technologies Inc 0% 10/1/2031 (j)(k)	875,000	757,400
Mirion Technologies Inc 0.25% 6/1/2030 (j)	760,000	739,556
OSI Systems Inc 0.5% 2/1/2031 (j)	1,304,000	1,185,988
OSI Systems Inc 2.25% 8/1/2029	819,000	1,049,794
Vishay Intertechnology Inc 2.25% 9/15/2030	1,631,000	2,102,359
		13,707,678
IT Services - 1.1%
Akamai Technologies Inc 0% 5/15/2030 (j)(k)	3,591,000	3,257,037
Akamai Technologies Inc 0% 5/15/2032 (j)(k)	3,835,000	3,370,965
Akamai Technologies Inc 0.25% 5/15/2033	4,403,000	5,988,080
Akamai Technologies Inc 0.375% 9/1/2027	2,510,000	2,848,850
Akamai Technologies Inc 1.125% 2/15/2029	3,005,000	3,398,655
Applied Digital Corp 2.75% 6/1/2030	1,044,000	2,911,455
Cloudflare Inc 0% 6/15/2030 (l)	4,874,000	7,039,906
CoreWeave Inc 1.75% 10/1/2032 (j)	255,000	237,354
CoreWeave Inc 1.75% 12/1/2031 (j)	14,967,000	15,109,187
Fastly Inc 0% 12/15/2030 (j)(l)	645,000	1,114,560
SharonAI Holdings Inc 4.75% 6/15/2032 (j)	1,350,000	1,243,620
SharonAI Holdings Inc 6% 5/1/2031	900,000	1,261,260
Snowflake Inc 0% 10/1/2027 (l)	3,524,000	7,431,764
Snowflake Inc 0% 10/1/2029 (l)	2,759,000	6,059,040
		61,271,733
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology Inc 0% 7/15/2031 (j)(k)	2,430,000	2,221,020
Cohu Inc 1.5% 1/15/2031 (j)	638,000	1,206,139
Diodes Inc 0% 8/15/2031 (j)(k)	1,431,000	1,403,811
Impinj Inc 0% 9/15/2029 (j)(k)	455,000	470,925
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (l)	838,000	1,416,220
Microchip Technology Inc 0% 2/15/2030 (j)(l)	2,054,000	2,146,430
Microchip Technology Inc 0.75% 6/1/2030	3,765,000	3,864,020
MKS Inc 1.25% 6/1/2030	3,421,000	6,154,379
ON Semiconductor Corp 0% 5/1/2027 (k)	1,872,000	2,700,360
ON Semiconductor Corp 0% 5/1/2031 (j)(l)	5,066,000	4,498,608
ON Semiconductor Corp 0.5% 3/1/2029	3,762,000	3,983,958
Onto Innovation Inc 0% 6/1/2031 (j)(l)	4,300,000	4,650,450
Penguin Solutions Inc 0% 8/1/2031 (j)(l)	432,000	371,088
Penguin Solutions Inc 2% 2/1/2029	75,000	178,650
Penguin Solutions Inc 2% 8/15/2030	480,000	936,000
Semtech Corp 0% 10/15/2030 (j)(k)	1,009,000	1,604,310
Semtech Corp 1.625% 11/1/2027	184,000	654,304
SiTime Corp 0% 6/15/2031 (k)	86,000	84,194
Synaptics Inc 0.75% 12/1/2031	1,862,000	2,302,363
T1 Energy Inc 4% 4/15/2031	803,000	790,453
Ultra Clean Holdings Inc 0% 3/15/2031 (j)(l)	1,333,000	1,545,480
Veeco Instruments Inc 2.875% 6/1/2029	642,000	1,065,078
Wolfspeed Inc 2.5% 6/15/2031 (j)	695,000	1,565,922
Wolfspeed Inc 3.5% 3/15/2031 (j)	757,000	1,222,176
		47,036,338
Software - 1.9%
Alkami Technology Inc 1.5% 3/15/2030	728,000	718,827
BILL Holdings Inc 0% 4/1/2030 (k)	1,844,000	1,612,025
BlackLine Inc 1% 6/1/2029	1,595,000	1,491,325
Box Inc 1.5% 9/15/2029	1,066,000	1,147,016
Cerence Inc 1.5% 7/1/2028	495,000	459,752
Cipher Digital Inc 0% 10/1/2031 (j)(k)	3,086,000	3,920,146
Cipher Digital Inc 1.75% 5/15/2030	370,000	1,340,094
Cleanspark Inc 0% 2/15/2032 (j)(l)	2,393,000	2,131,924
Cleanspark Inc 0% 6/15/2030 (k)	1,514,000	1,765,324
Commvault Systems Inc 0% 9/15/2030 (j)(l)	630,000	584,703
Core Scientific Inc 0% 6/15/2031 (j)(k)	1,391,000	1,543,036
Core Scientific Inc 3% 9/1/2029 (j)	1,046,000	1,766,276
CyberArk Software Ltd 0% 6/15/2030 (k)	2,850,000	5,199,825
Datadog Inc 0% 12/1/2029 (l)	2,322,000	3,094,065
Dropbox Inc 0% 3/1/2028 (l)	1,784,000	2,020,380
Dynatrace LLC 0% 9/1/2031 (j)(k)	2,284,000	2,457,584
Five9 Inc 1% 3/15/2029	83,000	76,882
Guidewire Software Inc 1.25% 11/1/2029	1,721,000	1,942,149
InterDigital Inc 3.5% 6/1/2027	749,000	3,243,545
Keel Infrastructure Corp 1.25% 1/15/2032 (j)	938,000	713,818
Life360 Inc 0% 6/1/2030 (k)	747,000	699,939
LivePerson Inc 0% 12/15/2026 (k)	1,236,000	716,880
MARA Holdings Inc 0% 3/1/2030 (l)	1,480,000	1,405,260
MARA Holdings Inc 0% 6/1/2031 (l)	990,000	929,115
MARA Holdings Inc 0% 8/1/2032 (k)	2,521,000	2,205,875
MARA Holdings Inc 2.125% 9/1/2031	686,000	673,652
Nutanix Inc 0.25% 10/1/2027	1,809,000	2,339,942
Nutanix Inc 0.5% 12/15/2029	1,561,000	1,711,324
Pagaya Technologies Ltd 6.125% 10/1/2029	366,000	658,983
PagerDuty Inc 1.5% 10/15/2028	887,000	846,553
PAR Technology Corp 1% 1/15/2030	379,000	310,779
Procore Technologies Inc 0% 8/15/2031 (j)(k)	1,810,000	1,899,369
Progress Software Corp 3.5% 3/1/2030	1,136,000	1,153,040
Riot Platforms Inc 0.75% 1/15/2030	2,692,000	4,055,430
Rubrik Inc 0% 6/15/2030 (k)	3,466,000	3,751,945
Strategy Inc 0% 3/1/2030 (l)	7,145,000	6,676,288
Strategy Inc 0.625% 3/15/2030	1,709,000	2,067,890
Strategy Inc 0.625% 9/15/2028	4,301,000	4,893,248
Strategy Inc 0.875% 3/15/2031	1,398,000	1,434,068
Terawulf Inc 0% 5/1/2032 (j)(k)	3,522,000	3,774,527
Terawulf Inc 1% 9/1/2031 (j)	2,516,000	3,693,236
Terawulf Inc 2.75% 2/1/2030 (j)	1,111,000	2,213,779
Tyler Technologies Inc 0.5% 7/15/2031 (j)	4,836,000	5,411,484
Uber Technologies Inc 0% 5/15/2028 (k)	3,879,000	4,125,317
Unity Software Inc 0% 3/15/2030 (l)	2,236,000	3,111,618
Varonis Systems Inc 1% 9/15/2029	880,000	854,920
Vertex Inc 0.75% 5/1/2029	882,000	809,676
Workiva Inc 1.25% 8/15/2028	905,000	896,403
Zscaler Inc 0% 7/15/2028 (k)	3,618,000	3,422,646
		103,971,882
Technology Hardware, Storage & Peripherals - 0.2%
Super Micro Computer Inc 0% 6/15/2030 (l)	5,737,000	5,625,129
Super Micro Computer Inc 2.25% 7/15/2028	1,759,000	1,851,347
Super Micro Computer Inc 3.5% 3/1/2029	4,318,000	4,160,393
		11,636,869
TOTAL INFORMATION TECHNOLOGY		264,207,225
Materials - 0.1%
Chemicals - 0.0%
PureCycle Technologies Inc 4.75% 7/1/2032	816,000	731,952
Metals & Mining - 0.1%
MP Materials Corp 3% 3/1/2030 (j)	2,006,000	5,196,142
TOTAL MATERIALS		5,928,094
Real Estate - 0.6%
Health Care REITs - 0.2%
Healthcare Realty Holdings LP 3% 1/15/2032 (j)	1,745,000	1,741,510
Welltower OP LLC 2.75% 5/15/2028 (j)	4,623,000	11,413,104
		13,154,614
Industrial REITs - 0.0%
Rexford Industrial Realty LP 4.125% 3/15/2029 (j)	1,317,000	1,298,561
Rexford Industrial Realty LP 4.375% 3/15/2027 (j)	1,328,000	1,323,485
		2,622,046
Office REITs - 0.1%
Boston Properties LP 2% 10/1/2030 (j)	2,250,000	2,151,000
COPT Defense Properties LP 5.25% 9/15/2028 (j)	894,000	1,128,115
		3,279,115
Real Estate Management & Development - 0.1%
Compass Inc 0.25% 4/15/2031 (j)	3,593,000	3,604,857
Retail REITs - 0.1%
Federal Realty OP LP 3.25% 1/15/2029 (j)	750,000	789,000
Kimco Realty OP LLC 3.5% 6/15/2031 (j)	818,000	808,184
Kite Realty Group LP 3.25% 4/15/2032 (j)	701,000	665,600
Tanger Properties LP 2.375% 1/15/2031 (j)	932,000	964,154
		3,226,938
Specialized REITs - 0.1%
Digital Realty Trust LP 1.875% 11/15/2029 (j)	2,548,000	2,719,990
Fermi Inc 5% 7/15/2031 (j)	4,395,000	4,175,250
		6,895,240
TOTAL REAL ESTATE		32,782,810
Utilities - 0.6%
Electric Utilities - 0.4%
Alliant Energy Corp 3.25% 5/30/2028	1,297,000	1,339,801
Evergy Inc 4.5% 12/15/2027	2,460,000	3,276,966
FirstEnergy Corp 3.625% 1/15/2029	3,404,000	3,630,366
FirstEnergy Corp 3.875% 1/15/2031	2,545,000	2,757,744
NextEra Energy Capital Holdings Inc 3% 3/1/2027	1,956,000	2,409,988
PG&E Corp 4.25% 12/1/2027	4,214,000	4,167,646
PPL Capital Funding Inc 2.875% 3/15/2028	2,449,000	2,652,757
Southern Co/The 4.5% 6/15/2027	897,000	935,570
		21,170,838
Gas Utilities - 0.0%
UGI Corp 5% 6/1/2028	1,433,000	2,039,589
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies Inc 1.5% 3/15/2031 (j)	1,965,000	2,003,072
Sunnova Energy International Inc 0.25% (m)(n)	4,855,000	8,496
		2,011,568
Multi-Utilities - 0.2%
CenterPoint Energy Inc 2.875% 5/15/2029 (j)	1,330,000	1,297,016
CenterPoint Energy Inc 3% 8/1/2028	994,000	1,009,407
CMS Energy Corp 3.125% 5/1/2031 (j)	2,009,000	1,956,766
CMS Energy Corp 3.375% 5/1/2028	1,565,000	1,643,250
WEC Energy Group Inc 4.375% 6/1/2027	2,339,000	2,610,324
WEC Energy Group Inc 4.375% 6/1/2029	1,938,000	2,245,173
		10,761,936
TOTAL UTILITIES		35,983,931
TOTAL UNITED STATES		644,689,410
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $578,194,885)		654,572,151

Convertible Preferred Stocks - 3.1%
	Shares	Value ($)
UNITED STATES - 3.1%
Communication Services - 0.9%
Interactive Media & Services - 0.9%
Alphabet Inc Series A 6.25%	474,429	22,948,131
Alphabet Inc Series B 6.25%	475,947	22,850,215
TOTAL COMMUNICATION SERVICES		45,798,346
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	28,962	1,004,402
Financials - 0.5%
Banks - 0.4%
Bank of America Corp Series L, 7.25%	7,296	9,389,441
Wells Fargo & Co Series L, 7.5%	9,481	10,866,364
		20,255,805
Capital Markets - 0.1%
Ares Management Corp 6.75% Series B	96,177	4,379,901
KKR & Co Inc Series D 6.25%	134,738	6,495,719
		10,875,620
TOTAL FINANCIALS		31,131,425
Health Care - 0.1%
Health Care Providers & Services - 0.1%
BrightSpring Health Services Inc 6.75%	18,027	3,483,718
Life Sciences Tools & Services - 0.0%
Bruker Corp 6.375% Series A	6,978	2,993,632
TOTAL HEALTH CARE		6,477,350
Industrials - 0.4%
Aerospace & Defense - 0.4%
Boeing Co Series A, 6%	283,417	18,385,261
VSE Corp 5.75%	14,000	743,120
		19,128,381
Trading Companies & Distributors - 0.0%
QXO Inc Series B 5.5%	32,100	1,304,223
TOTAL INDUSTRIALS		20,432,604
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Novanta Inc 6.5%	27,100	1,684,807
Semiconductors & Semiconductor Equipment - 0.0%
Microchip Technology Inc Series A 7.5%	67,200	4,314,240
Software - 0.3%
Oracle Corp Series D 6.5%	254,513	11,845,035
Strategy Inc 8%	35,700	2,590,749
		14,435,784
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co 7.625%	78,017	10,442,575
Super Micro Computer Inc Series A 7%	181,574	11,406,479
		21,849,054
TOTAL INFORMATION TECHNOLOGY		42,283,885
Materials - 0.1%
Chemicals - 0.1%
Albemarle Corp 7.25%	109,609	6,015,342
Utilities - 0.4%
Electric Utilities - 0.4%
NextEra Energy Inc 7.234%	61,600	2,948,176
NextEra Energy Inc 7.299%	87,900	4,495,206
NextEra Energy Inc 7.375%	117,273	5,319,503
PG&E Corp Series A, 6%	78,473	2,671,221
PPL Corp 7%	54,116	2,495,830
Southern Co/The 7.125%	101,924	4,880,121
		22,810,057
Multi-Utilities - 0.0%
CenterPoint Energy Inc 3.369% (i)	31,100	1,039,051
TOTAL UTILITIES		23,849,108
TOTAL UNITED STATES		176,992,462
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $161,348,764)		176,992,462

Domestic Equity Funds - 14.9%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (b) (Cost $628,683,104)	5,463,572	858,709,653

Non-Convertible Corporate Bonds - 0.8%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TransCanada PipeLines Ltd 7% 6/1/2065 (f)	1,839,000	1,876,988
UNITED STATES - 0.8%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Match Group Holdings II LLC 3.625% 10/1/2031 (j)	1,645,000	1,482,674
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% 2/15/2056 (f)	7,825,000	7,854,156
Energy Transfer LP 6.55% 1/15/2057 (f)	12,268,000	12,191,006
TOTAL ENERGY		20,045,162
Financials - 0.2%
Capital Markets - 0.0%
Bank of New York Mellon Corp/The 6.15% (f)(o)	1,145,000	1,141,511
Financial Services - 0.2%
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.48% 12/21/2065 (f)(h)(j)	14,050,000	12,364,000
TOTAL FINANCIALS		13,505,511
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 15.875% 6/23/2030 pay-in-kind (f)(j)	236,226	259,145
Utilities - 0.3%
Electric Utilities - 0.2%
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (f)	2,747,000	2,761,870
PacifiCorp 7.375% 9/15/2055 (f)	1,105,000	1,105,424
PG&E Corp 7.375% 3/15/2055 (f)	1,380,000	1,386,923
Sierra Pacific Power Co 6.375% 9/15/2056 (f)	4,194,000	4,176,373
		9,430,590
Multi-Utilities - 0.1%
CMS Energy Corp 3.75% 12/1/2050 (f)	450,000	414,933
Dominion Energy Inc 6% 2/15/2056 (f)	3,355,000	3,327,631
Dominion Energy Inc 6.625% 5/15/2055 (f)	2,045,000	2,053,104
		5,795,668
TOTAL UTILITIES		15,226,258
TOTAL UNITED STATES		50,518,750
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $50,468,102)		52,395,738

Non-Convertible Preferred Stocks - 11.1%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
PartnerRe Ltd 4.875%	48,500	751,749
RenaissanceRe Holdings Ltd 5.75%	11,977	240,738
RenaissanceRe Holdings Ltd Series G, 4.2%	140,300	2,059,604

TOTAL BERMUDA		3,052,091
CANADA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (f)(h)	69,100	1,727,500
TransCanada PipeLines Ltd 6.25%	98,000	2,146,200
TOTAL ENERGY		3,873,700
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Finance Inc 4.625%	6,236	92,698
Industrials - 0.1%
Electrical Equipment - 0.1%
Brookfield BRP Holdings Canada Inc 4.625%	62,576	944,898
Brookfield BRP Holdings Canada Inc 4.875%	83,200	1,352,832
Brookfield BRP Holdings Canada Inc 7.25%	42,300	983,898
TOTAL INDUSTRIALS		3,281,628
Utilities - 0.1%
Electric Utilities - 0.1%
BIP Bermuda Holdings I Ltd 5.125%	50,600	846,032
Brookfield Infrastructure Finance ULC 5%	43,800	694,230
Brookfield Infrastructure Finance ULC 7.25%	98,100	2,371,568
		3,911,830
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	72,300	1,222,954
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP 5.125%	60,923	1,045,439
Brookfield Infrastructure Partners LP Series A, 5%	70,710	1,176,614
		2,222,053
TOTAL UTILITIES		7,356,837
TOTAL CANADA		14,604,863
UNITED STATES - 10.8%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.3%
AT&T Inc 5.35%	399,383	7,744,037
AT&T Inc Series A, 5%	258,438	4,558,846
AT&T Inc Series C 4.75%	285,716	4,811,457
		17,114,340
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 5.5%	433,660	8,718,735
T-Mobile USA Inc 5.5%	431,643	8,615,594
		17,334,329
TOTAL COMMUNICATION SERVICES		34,448,669
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ford Motor Co 6%	190,575	3,716,213
Ford Motor Co 6.2%	184,625	3,720,194
Ford Motor Co 6.5%	156,700	3,284,432
		10,720,839
Leisure Products - 0.0%
Brunswick Corp/DE 6.375%	6,824	166,437
TOTAL CONSUMER DISCRETIONARY		10,887,276
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (f)(h)	191	298,937
Financials - 7.5%
Banks - 4.0%
Bank of America Corp 4.25%	276,350	4,498,978
Bank of America Corp 4.375%	328,016	5,461,466
Bank of America Corp 4.75%	215,424	3,957,339
Bank of America Corp 5%	607,176	11,876,363
Bank of America Corp Series GG, 6%	154,200	3,710,052
Bank of America Corp Series HH, 5.875%	540,213	12,797,646
Bank of America Corp Series K, 6.45% (f)	64,186	1,609,143
Bank of America Corp Series KK, 5.375%	794,681	16,656,514
Bank of America Corp Series PP, 4.125%	280,223	4,511,590
Citigroup Inc 6.25%	97,495	2,359,379
Citizens Financial Group Inc 6.5% (f)	39,600	982,476
JPMorgan Chase & Co 4.55%	905,941	16,180,106
JPMorgan Chase & Co 4.625%	1,215,687	22,113,348
JPMorgan Chase & Co 4.75%	460,742	8,620,483
JPMorgan Chase & Co 5.75%	937,176	21,461,330
JPMorgan Chase & Co Series EE, 6%	300,900	7,390,104
JPMorgan Chase & Co Series MM, 4.2%	849,600	14,247,792
M&T Bank Corp Series J, 7.5%	196,000	5,271,361
M&T Bank Corp Series L, 6.625%	309,670	7,803,684
Truist Financial Corp Series O 5.25%	122,100	2,361,414
US Bancorp 4.5%	144,777	2,456,866
US Bancorp Series K, 5.5%	256,400	5,333,120
US Bancorp Series L, 3.75%	165,100	2,319,605
US Bancorp Series M, 4%	239,167	3,589,897
Wells Fargo & Co 4.25%	273,979	4,405,582
Wells Fargo & Co 4.7%	328,439	5,770,673
Wells Fargo & Co Series Y, 5.625%	478,510	10,632,492
Wells Fargo & Co Series Z, 4.75%	1,123,987	20,029,449
		228,408,252
Capital Markets - 1.8%
Affiliated Managers Group Inc 4.75%	74,400	1,189,656
Affiliated Managers Group Inc 5.875%	82,300	1,598,266
Affiliated Managers Group Inc 6.75%	89,800	1,996,254
Bank of New York Mellon Corp/The 5 year U.S. Treasury Index + 2.161%, 6.15% (f)(h)	136,800	3,439,152
Brookfield Oaktree Holdings LLC Series A, 6.625%	116,240	2,377,108
Brookfield Oaktree Holdings LLC Series B, 6.55%	155,686	3,175,994
Charles Schwab Corp/The 4.45%	220,200	3,723,582
Charles Schwab Corp/The 5.95%	100,954	2,344,152
KKR & Co Inc 6.875%	149,500	3,483,350
Morgan Stanley 5.85%	758,100	17,034,507
Morgan Stanley 6.375%	170,043	4,151,464
Morgan Stanley 6.5%	884,400	22,189,596
Morgan Stanley 6.625%	358,800	9,081,228
Morgan Stanley 6.875%	125,138	3,164,114
Morgan Stanley Series E, 7.125%	142,400	3,623,368
Morgan Stanley Series L, 4.875%	179,882	3,372,788
Morgan Stanley Series O, 4.25%	399,200	6,544,884
Northern Trust Corp Series E, 4.7%	208,900	3,962,833
State Street Corp 5.35% (f)	142,165	2,938,551
Stifel Financial Corp Series D, 4.5%	126,500	1,991,109
TPG Operating Group II LP 6.95%	98,100	2,198,421
		103,580,377
Financial Services - 0.2%
Apollo Global Management Inc 7.625% (f)	132,000	3,377,880
Carlyle Finance LLC 4.625%	144,700	2,307,965
Corebridge Financial Inc 6.375%	172,800	3,732,480
Equitable Holdings Inc 4.3%	86,199	1,436,075
Equitable Holdings Inc Series A, 5.25%	211,951	4,020,711
KKR Group Finance Co IX LLC 4.625%	111,563	1,796,164
Voya Financial Inc Series B, 5.35% (f)	6,206	145,593
		16,816,868
Insurance - 1.5%
AEGON Funding Co LLC 5.1%	275,387	4,899,135
Allstate Corp/The Series H 5.1%	448,100	8,365,579
Allstate Corp/The Series I, 4.75%	137,600	2,385,984
Allstate Corp/The Series J, 7.375%	182,229	4,705,153
American Financial Group Inc/OH 4.5%	160,800	2,582,448
American Financial Group Inc/OH 5.625%	41,400	857,808
American Financial Group Inc/OH 5.875%	39,700	808,292
Arch Capital Group Ltd 5.45%	83,300	1,575,203
Arch Capital Group Ltd Series G, 4.55%	150,700	2,382,567
Athene Holding Ltd 7.25% (f)	210,200	5,198,246
Athene Holding Ltd Series A, 6.35% (f)	230,173	5,485,023
Athene Holding Ltd Series B, 5.625%	66,444	1,232,535
Athene Holding Ltd Series D, 4.875%	286,414	4,657,092
Athene Holding Ltd Series E, 7.75% (f)	149,700	3,778,428
Axis Capital Holdings Ltd 5.5%	127,700	2,339,464
Enstar Group Ltd 7% (f)	94,000	2,129,100
F&G Annuities & Life Inc 7.3%	86,300	1,801,944
Hartford Insurance Group Inc/The 6%	41,460	1,012,452
Lincoln National Corp Series D, 9%	80,700	2,121,603
MetLife Inc 5.625%	182,500	3,829,635
MetLife Inc Series F, 4.75%	274,500	4,842,180
Prudential Financial Inc 4.125%	159,200	2,437,352
Prudential Financial Inc 5.625%	213,835	4,364,373
Prudential Financial Inc 5.95%	27,671	597,140
Reinsurance Group of America Inc 7.125% (f)	183,246	4,698,427
W R Berkley Corp 4.125%	90,156	1,364,060
W R Berkley Corp 4.25%	79,715	1,240,365
W R Berkley Corp 5.1%	110,000	1,980,001
		83,671,589
TOTAL FINANCIALS		432,477,086
Information Technology - 0.4%
Software - 0.4%
BitMine Immersion Technologies Inc Series A 9.5%	40,968	4,000,115
Strategy Inc 10.25% (i)	30,400	2,948,192
Strategy Inc Series A, 10%	139,189	14,239,035
TOTAL INFORMATION TECHNOLOGY		21,187,342
Real Estate - 0.5%
Hotel & Resort REITs - 0.0%
Pebblebrook Hotel Trust 6.375%	49,202	993,388
Sunstone Hotel Investors Inc Series H, 6.125%	22,000	495,000
		1,488,388
Retail REITs - 0.0%
Kimco Realty Corp 5.125%	8,922	178,618
Specialized REITs - 0.5%
Digital Realty Trust Inc 5.25%	107,900	2,124,012
Digital Realty Trust Inc Series L, 5.2%	110,400	2,143,968
Public Storage 3.875%	110,295	1,609,204
Public Storage 3.95%	110,000	1,599,103
Public Storage 4%	246,500	3,645,735
Public Storage 4%	165,100	2,456,688
Public Storage Series I, 4.875%	82,500	1,498,613
Public Storage Series J, 4.7%	93,600	1,640,808
Public Storage Series K, 4.75%	82,500	1,457,775
Public Storage Series L, 4.625%	198,100	3,395,434
Public Storage Series MM, 4.125%	77,100	1,171,920
Public Storage Series O, 3.9%	116,394	1,678,401
Public Storage Series S, 4.1%	115,315	1,767,779
		26,189,440
TOTAL REAL ESTATE		27,856,446
Utilities - 1.6%
Electric Utilities - 1.1%
Duke Energy Corp 5.625%	345,221	7,636,289
Entergy Arkansas LLC 4.875%	124,500	2,431,485
Entergy Louisiana LLC 4.875%	70,661	1,389,902
Entergy Mississippi LLC 4.9%	41,000	819,180
Entergy New Orleans LLC 5.5%	145,517	3,032,574
Georgia Power Co 5%	44,000	900,680
NextEra Energy Capital Holdings Inc 5.65%	222,600	4,647,888
NextEra Energy Capital Holdings Inc 6.5%	277,000	6,418,090
SCE Trust II 5.1%	33,657	567,120
SCE Trust VII 7.5%	41,600	985,088
Southern Co/The 4.2%	625,859	9,894,831
Southern Co/The 5.25%	147,880	2,889,575
Southern Co/The Series A, 4.95%	587,218	10,728,473
Southern Co/The Series A, 6.5%	164,985	4,129,575
Xcel Energy Inc 6.25%	309,300	6,943,785
		63,414,535
Multi-Utilities - 0.5%
CMS Energy Corp 5.625%	47,631	951,667
CMS Energy Corp 5.875%	173,843	3,678,518
CMS Energy Corp 5.875%	69,530	1,480,294
DTE Energy Co 4.375%	285,200	4,554,644
DTE Energy Co 4.375%	119,786	1,874,651
DTE Energy Co 5.25%	191,633	3,694,703
DTE Energy Co Series H, 6.25%	384,800	8,915,816
Sempra 5.75%	209,200	4,225,840
		29,376,133
TOTAL UTILITIES		92,790,668
TOTAL UNITED STATES		619,946,424
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $706,093,044)		637,603,378

Preferred Securities - 4.1%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 6.875% (f)(j)(o)	4,010,000	3,986,755
UNITED STATES - 4.0%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
BP Capital Markets PLC 6.125% (f)(o)	2,000,000	2,012,259
Energy Transfer LP 6.625% (f)(o)	18,255,000	18,414,806
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.1123% (f)(h)(o)	740,000	744,306
Sunoco LP 7.875% (f)(j)(o)	9,545,000	10,183,036
Venture Global LNG Inc 9% (f)(j)(o)	1,060,000	1,114,716
TOTAL ENERGY		32,469,123
Financials - 3.4%
Banks - 2.8%
Bank of America Corp 4.375% (f)(o)	11,855,000	11,851,483
Bank of America Corp 5.875% (f)(o)	2,025,000	2,079,255
Bank of America Corp 6.125% (f)(o)	7,585,000	7,669,429
Bank of America Corp 6.25% (f)(o)	20,210,000	20,362,787
Bank of America Corp 6.625% (f)(o)	3,910,000	4,031,827
JPMorgan Chase & Co 6.1% (f)(o)	9,405,000	9,515,642
JPMorgan Chase & Co 6.5% (f)(o)	2,535,000	2,603,194
JPMorgan Chase & Co 6.875% (f)(o)	10,165,000	10,699,420
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4704% (f)(h)(o)	52,980,000	53,699,550
PNC Financial Services Group Inc/The 3.4% (f)(o)	9,755,000	9,814,132
PNC Financial Services Group Inc/The 5% (f)(o)	3,475,000	3,525,224
Truist Financial Corp 5.1% (f)(o)	4,445,000	4,515,173
Wells Fargo & Co 6.125% (f)(o)	4,170,000	4,186,677
Wells Fargo & Co 6.85% (f)(o)	3,405,000	3,555,075
Wells Fargo & Co 7.625% (f)(o)	7,430,000	7,854,156
		155,963,024
Capital Markets - 0.5%
Bank of New York Mellon Corp/The 3.75% (f)(o)	8,500,000	8,523,661
Bank of New York Mellon Corp/The 5.95% (f)(o)	2,820,000	2,859,644
Charles Schwab Corp/The 4% (f)(o)	11,490,000	10,806,218
Charles Schwab Corp/The 5% (f)(o)	3,270,000	3,314,151
Goldman Sachs Group Inc/The 6.5% (f)(o)	4,085,000	4,091,150
		29,594,824
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (f)(o)	4,915,000	4,777,872
Synchrony Financial 7.25% (f)(o)	2,050,000	2,025,904
		6,803,776
Financial Services - 0.0%
Corebridge Financial Inc 6.875% (f)(o)	2,495,000	2,626,495
TOTAL FINANCIALS		194,988,119
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.125% (f)(o)	2,110,000	2,107,096
Sumisho Air Lease Corp 6% (f)(o)	1,470,000	1,440,906
TOTAL INDUSTRIALS		3,548,002
Utilities - 0.0%
Multi-Utilities - 0.0%
Dominion Energy Inc 4.35% (f)(o)	1,935,000	1,956,645
TOTAL UNITED STATES		232,961,889
TOTAL PREFERRED SECURITIES (Cost $232,453,375)		236,948,644

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	3.69	89,457,561	89,475,453
Fidelity Securities Lending Cash Central Fund (q)(r)	3.72	6,225,028	6,225,650
TOTAL MONEY MARKET FUNDS (Cost $95,691,592)			95,701,103

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $4,293,271,377)	5,792,619,693
NET OTHER ASSETS (LIABILITIES) - (0.5)% (p)	(30,635,527)
NET ASSETS - 100.0%	5,761,984,166

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
SHORT
CBOT US Treasury Ultra Bond Contracts (United States)	(32)	12/2026	(3,526,000)	(18,315)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $314,673,644 or 5.5% of net assets.

(k)	Zero coupon bond which is issued at a discount.
(l)	Principal Only Strips represent the right to receive the monthly principal payments.
(m)	Level 3 security.
(n)	Non-income producing - Security is in default.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Includes $169,950 of cash collateral to cover margin requirements for futures contracts.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $193,229.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	35,333,498	1,226,822,519	1,172,695,006	2,763,795	5,514	8,928	89,475,453	89,457,561
Fidelity Real Estate Equity Central Fund	806,363,894	65,808,136	126,292,290	15,228,775	17,618,856	95,211,057	858,709,653	5,463,572
Fidelity Securities Lending Cash Central Fund	1,535,450	202,091,660	197,401,500	67,346	40	-	6,225,650	6,225,028
	843,232,842	1,494,722,315	1,496,388,796	18,059,916	17,624,410	95,219,985	954,410,756

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.